Investment properties	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Investment properties

15.  Investment properties

	31 December	31 December
	2022	2021
Cost
Opening balance	399,412	325,682
Disposal	(226,333)	—
Transfer from property, plant and equipment	515,515	73,730
Closing balance	688,594	399,412

Accumulated depreciation
Opening balance	289,507	223,015
Transfer from property, plant and equipment	443,753	60,997
Depreciation and impairment charges during the year	20,894	5,495
Disposal	(174,246)	—
Closing balance	579,908	289,507

Net book value	108,686	109,905

15.  Investment properties (continued)

Determination of the fair values of the Group’s investment properties

The Group engages qualified external experts, authorized by the Capital Markets Board of Turkiye, to perform the valuation of investment properties. Management works closely with the qualified external experts to establish the appropriate valuation techniques and inputs to the model. The fair values of these investment properties were determined using a variety of valuation methods: income capitalization approach and market approach. In estimating the fair values of the properties, the highest and best use of the property is its current use.

Rent income from investment properties during the year ended 31 December 2022 is TL 14,690 (31 December 2021: TL 14,445 and 31 December 2020: TL 17,932). There is no direct operating expenses for investment properties during the year ended 31 December 2022 (31 December 2021: None and 31 December 2020: TL 706).

The Group’s investment properties and their fair values at 31 December 2022 and 2021 are as follows:

31 December 2022	Level 1	Level 2	Level 3	Valuation Method
Investment properties in Gebze free zone	—	—	98,860	Discounted cash flow
Investment properties in Ankara	—	58,500	—	Market approach
Investment properties in Adana	—	13,000	—	Market approach
Investment properties in Istanbul	—	6,500	—	Market approach
Investment properties in Aydın	—	8,650	—	Market approach
Total	—	86,650	98,860

31 December 2021	Level 1	Level 2	Level 3	Valuation Method
Investment properties in Gebze free zone	—	—	86,611	Discounted cash flow
Investment properties in Ankara	—	53,084	—	Market approach
Investment properties in Adana	—	11,014	—	Market approach
Investment properties in Istanbul	—	6,185	—	Market approach
Investment properties in Aydın	—	5,914	—	Market approach
Total	—	76,197	86,611

Significant unobservable inputs and sensitivity of fair values of respective investment properties are as follows:

In the “income capitalization” approach, a significant increase/(decrease) in rentals will cause a significant increase/(decrease) in the fair value. In addition, a slight decrease/(increase) in risk premium and discount rate which are calculated by considering current market conditions will cause a significant increase/(decrease) in the fair value.

In the “market approach”, a significant increase/(decrease) in the market value of any properties which are located in similar areas with similar conditions will cause a significant increase/(decrease) in the fair value.